Revenue information - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue recognized from contract liabilities	$ 12,689	$ 13,678
The PRC, excluding Hong Kong S.A.R. | Total Revenues | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk percentage (as a percent)	95.70%	97.60%